Gains/(losses) on financial assets and liabilities (net)	12 Months Ended
Dec. 31, 2018
Gains or losses on financial assets and liabilities (net)
Gains/(losses) on financial assets and liabilities (net)

38. Gains/(losses) on financial assets and liabilities (net)

Gains/(losses) on financial assets and liabilities (net) include the amount of the valuation adjustments of financial instruments, except those attributable to interest accrued as a result of application of the effective interest method, impairment losses and the realized gains or losses obtained from the sale and purchase thereof.

The breakdown of Gains/(losses) on financial assets and liabilities (net) by type of instrument is as follows:

	2016	2017	2018

Financial instruments held for trading	3,626	3,223	—
Of which:
Debt instruments	784	494	—
Equity instruments	109	29	—
Derivatives	2,765	2,736	—
Others	(32)	(36)	—
Financial instruments at fair value through profit or loss	—	—	1,687
Of which:
Debt instruments	—	—	166
Equity instruments	—	—	35
Derivatives	—	—	1,482
Others	—	—	4
Recognized profit from sale of available-for-sale financial instruments	120	9	(69)
Hedging derivatives	14	226	(134)
Of which:
Fair value hedge - hedged items (Note 12)	375	341	(606)
Fair value hedge - hedging derivative instruments (Note 12)	(363)	(117)	474
Cash flow hedge inefficiency (Note 12)	2	2	(2)
	3,760	3,458	1,484